Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Summary of income statements in respect of discontinued operations
The following table sets forth the statement of discontinued operations which was included in the Group’s consolidated financial statements:

For the year ended December 31, 2022
RMB
Cost of revenues	(3,972)

Gross loss	(3,972)

Operating expenses:
Research and development expenses	(475)

Total operating expenses	(475)

Loss from operations	(4,447)

Others, net	(1,658)

Net loss from discontinued operations	(6,105)